Subsequent Events (Details) - USD ($)						6 Months Ended		12 Months Ended
	May 12, 2026	Apr. 29, 2026	Mar. 03, 2026	Feb. 20, 2026	Jan. 03, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Line Items]
Proceeds from promissory notes payable							$ 2,000,000	$ 4,176,510
Proceeds from debt net of issuance costs						3,899,698
Debt Instrument, Maturity Date					Dec. 31, 2025
Related Party [Member]
Subsequent Events [Line Items]
Investment						3,899,698
Investments made by related parties						$ 2,140,992
Subsequent Event [Member] | Secured Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Issued principal			$ 6,000,000
Debt Instrument, Maturity Date			Sep. 03, 2026
Percentage of interest rate			10.00%
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion of preferred stock to common stock	11,007,471
Subsequent Event [Member] | Nonvoting Common Stock [Member]
Subsequent Events [Line Items]
Conversion of preferred stock to common stock	733,811
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Proceeds from debt net of issuance costs	$ 3,899,698
Issuance of shares	701,349
Subsequent Event [Member] | Mr. Tompkins [Member] | Los Altos Ventures Corp. [Member]
Subsequent Events [Line Items]
Proceeds from promissory notes payable		$ 10,000		$ 15,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Events [Line Items]
Investment	3,899,698
Investments made by related parties	$ 2,140,992